Commitments and contingencies - Lease (Details)	1 Months Ended	6 Months Ended
	Mar. 31, 2015 ft²	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Future minimum commitments under facility operating leases
2017		$ 159,000
2018		319,000
2019		184,000
Total minimum lease payments		662,000
Rent expense		$ 152,000	$ 138,000
Building lease, March 2015
Lease
Lease term	52 months
Amount of space leased (in square feet) | ft²	14,743